CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 65,652	397,435	449,844
Restricted cash	548	3,317	1,790
Short-term investments			8,074
Accounts receivable, net of allowance of RMB2,683 and RMB7,256 in 2012 and 2013, respectively	12,331	74,646	50,633
Amounts due from related parties	109	658
Prepaid rent	60,059	363,581	321,305
Inventories	5,618	34,013	37,971
Other current assets	19,323	116,979	83,058
Deferred tax assets	8,550	51,759	44,231
Total current assets	172,190	1,042,388	996,906
Property and equipment, net	600,301	3,634,039	2,951,509
Intangible assets, net	16,824	101,845	100,980
Long-term investments	14,952	90,517	28,129
Goodwill	10,711	64,842	64,180
Other assets	30,397	184,013	133,536
Deferred tax assets	11,135	67,408	54,947
Total assets	856,510	5,185,052	4,330,187
Current liabilities:
Accounts payable	111,883	677,305	624,824
Amounts due to a related party	924	5,593	801
Salary and welfare payable	24,322	147,238	117,980
Deferred revenue	49,108	297,284	200,515
Accrued expenses and other current liabilities	41,163	249,185	187,380
Income tax payable	4,304	26,053	23,142
Deferred tax liabilities	25	151
Total current liabilities	231,729	1,402,809	1,154,642
Deferred rent	108,005	653,831	470,438
Deferred revenue	19,627	118,818	99,800
Amounts due to a related party	1,349	8,167
Other long-term liabilities	24,375	147,565	92,407
Deferred tax liabilities	4,307	26,071	22,335
Total liabilities	389,392	2,357,261	1,839,622
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 244,494,095 and 247,551,999 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	30	182	180
Additional paid-in capital	382,424	2,315,083	2,243,403
Retained earnings	89,181	539,872	260,014
Accumulated other comprehensive loss	(6,506)	(39,384)	(38,408)
Total China Lodging Group, Limited shareholders' equity	465,129	2,815,753	2,465,189
Noncontrolling interest	1,989	12,038	25,376
Total equity	467,118	2,827,791	2,490,565
Total liabilities and equity	$ 856,510	5,185,052	4,330,187